Financial Risk Management - Summary of Hedge Positions (Detail) $ / T in Thousands	12 Months Ended
Dec. 31, 2017 $ / T T
Lead 1 [member]
Disclosure of detailed information about hedged items [line items]
Hedged per Amount | T	7,668
Maturity	Jan 2018 - Jun 2018
Lead 2 [member]
Disclosure of detailed information about hedged items [line items]
Hedged per Amount | T	7,668
Maturity	Jul 2018 - Dec 2018
Zinc1 [member]
Disclosure of detailed information about hedged items [line items]
Hedged per Amount | T	12,708
Maturity	Jan 2018 - Jun 2018
Zinc 2 [member]
Disclosure of detailed information about hedged items [line items]
Hedged per Amount | T	12,708
Maturity	Jul 2018 - Dec 2018
PUT [member] | Lead 1 [member]
Disclosure of detailed information about hedged items [line items]
Fair value hedges	2,300
PUT [member] | Lead 2 [member]
Disclosure of detailed information about hedged items [line items]
Fair value hedges	2,300
PUT [member] | Zinc1 [member]
Disclosure of detailed information about hedged items [line items]
Fair value hedges	2,850
PUT [member] | Zinc 2 [member]
Disclosure of detailed information about hedged items [line items]
Fair value hedges	2,850
CALL [member] | Lead 1 [member]
Disclosure of detailed information about hedged items [line items]
Fair value hedges	2,625
CALL [member] | Lead 2 [member]
Disclosure of detailed information about hedged items [line items]
Fair value hedges	2,735
CALL [member] | Zinc1 [member]
Disclosure of detailed information about hedged items [line items]
Fair value hedges	3,470
CALL [member] | Zinc 2 [member]
Disclosure of detailed information about hedged items [line items]
Fair value hedges	3,600